Net Income Per Share (Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 42,745	¥ 284,088	¥ 252,622	¥ 186,653
Net income attributable to the non-controlling interest	(40)	(266)	(1,404)	(763)
Income allocated to participating preferred shareholders	0	0	0	(708)
Numerator for basic net income per share	$ 42,705	283,822	251,218	185,182
Dilutive effect of Preferred Shares | ¥		0	0	708
Numerator for diluted net income per share | ¥		¥ 283,822	¥ 251,218	¥ 185,890
Denominator:
Denominator for basic net income per share-weighted average ordinary shares outstanding	109,481,823	109,481,823	103,940,977	83,891,097
Dilutive effect of share options	4,784,989	4,784,989	8,545,455	10,214,095
Dilutive effect of Preferred Shares	0	0	0	320,631
Denominator for diluted net income per share-weighted average ordinary shares outstanding	114,266,812	114,266,812	112,486,432	94,425,823
Ordinary Shares [Member]
Denominator:
Basic net income per share | (per share)	$ 0.39	¥ 2.59	¥ 2.42	¥ 2.21
Diluted income per share | (per share)	$ 0.37	¥ 2.48	¥ 2.23	¥ 1.97